Leases (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of lease liabilities non-current and current
	30 June 2026	31 December 2025
	€’000	€’000
Current (within trade and other payables, Note 17)	188	170
Non-current	248	281
Total lease liabilities	436	451

Schedule of lease liabilities	Movement in lease liabilities
Six months ended 30 June 2026
€’000
At 1 January 2026	451
New leases	64
Interest expense	15
Lease payments	(103)
Exchange differences	9
At 30 June 2026	436